ORGANIZATION AND PRINCIPAL ACTIVITIES	12 Months Ended
Dec. 31, 2016
ORGANIZATION AND PRINCIPAL ACTIVITIES
ORGANIZATION AND PRINCIPAL ACTIVITIES

1.ORGANIZATION AND PRINCIPAL ACTIVITIES

Cheetah Mobile Inc. (formerly known as Kingsoft Internet Security Software Holdings Limited) (the “Company”) is a limited company incorporated in the Cayman Islands under the laws of Cayman Islands on July 30, 2009. The Company and its consolidated subsidiaries and variable interest entities (“VIEs”) (collectively referred to the “Group”) are principally engaged in the provision of online marketing services, internet value-added services and internet security services and others. The Company conducts its primary business operations through its subsidiaries and VIEs. The immediate holding company and the ultimate holding company of the Company is Kingsoft Corporation Limited (“Kingsoft”), a company listed on the Stock Exchange of Hong Kong Limited.

In 2009, Kingsoft undertook a corporate reorganization to establish the Group, which started to specialize in internet security services on a stand-alone basis with separate management oversight distinct from Kingsoft. Subsequent to the reorganization in 2009, all revenues and costs generated by the internet security services, are reflected in the consolidated financial statements of the Group.

Details of the Company’s principal subsidiaries and VIEs as of December 31, 2016 are as follows:

Company	Date of incorporation/ registration	Place of incorporation/ registration	Percentage of ownership	Principal activities
Principle subsidiaries of the Company:
Cheetah Technology Corporation Limited (“Cheetah Technology”)	August 26, 2009	Hong Kong	100%	Investment holding, provision of online advertising services and provision of online games publishing services.
Zhuhai Juntian Electronic Technology Co., Ltd. (“Zhuhai Juntian”)	September 28, 2000	The People’s Republic of China (“PRC”)	100%	Investment holding, research and development and provision of internet security services
Beijing Kingsoft Internet Security Software Co., Ltd. (“Beijing Security”)	November 30, 2009	The PRC	100%	Provision of online marketing services, internet security services and research and development of online applications
Conew Network Technology (Beijing) Co., Ltd. (“Conew Network”)	March 19, 2009	The PRC	100%	Research and development of mobile applications and provision of online marketing services
Cheetah Mobile America, Inc. (“Cheetah Mobile America”)	November 28, 2012	United States	100%	Provision of mobile marketing, value-added services, and research and development services
Hongkong Zoom Interactive Network Marketing Technology Limited (“HK Zoom”)	July 4, 2014	Hong Kong	100%	Provision of online marketing services
Hong Kong Youloft Technology Limited (“Youloft HK”)	August 1, 2014	Hong Kong	51.9%	Provision of online marketing services
Chongqing Calendar Technology Co., Ltd. (“Chongqing Calendar”)	December 3, 2014	The PRC	100%	Provision of online marketing services
Cheetah Information Technology Company Limited (“Cheetah Information”)	March 9, 2015	Hong Kong	100%	Investment holding
MobPartner S.A.S. (“MobPartner”)	February 23, 2010	France	100%	Provision of online marketing services
MobPartner Inc.	September 20, 2013	United States	100%	Provision of online marketing services
Moxiu Technology (Beijing) Co., Ltd. (“Moxiu Technology”)	June 12, 2008	The PRC	52.1%	Provision of mobile application development and provision of online marketing services
Cheetah Mobile Singapore Pte. Ltd. (“Cheetah Mobile Singapore”)	May 27, 2015	Singapore	100%	Provision of online advertising services
News Republic S.A.S. (“News Republic”)	March 12, 2008	France	100%	Provision of global mobile news services
Hong Kong Live.me Co,. Ltd.(“Hong Kong Live.me”)	October 17, 2016	Hong Kong	100%	Provision of internet value-added services

Taiwan Cheetah Mobile Corporation (“Taiwan Cheetah”)	January 21, 2016	Taiwan	100%	Sale of electronic products
Kingsoft Japan Inc. (“Kingsoft Japan”) (i)	March 9, 2005	Japan	46.1%	Provision of online marketing services, development and sale of the security software and office application software
VIEs
Beijing Conew Technology Development Co., Ltd. (“Beijing Conew”)	December 22, 2005	The PRC	Nil	Dormant
Beijing Cheetah Mobile Technology Co., Ltd.(“Beijing Mobile”)	April 15, 2009	The PRC	Nil	Provision of online marketing services
Beijing Cheetah Network Technology Co., Ltd. (“Beijing Network”)	July 18, 2012	The PRC	Nil	Provision of internet value-added services and online game services

(i)

On January 29, 2016, the Group obtained additional 4.6% equity interest of Kingsoft Japan, and further obtained 5% voting rights of Kingsoft Japan from Kingsoft. As a result, the Group had a total of 51.1% voting rights in Kingsoft Japan and accounted for it as a business combination under common control in accordance with ASC 805-50.(Note 3)

VIE arrangements

In order to comply with the PRC laws and regulations which prohibit foreign control of companies involved in internet value-added business, the Group operates its website and conducts substantially the majority of its internet value-added services in the PRC through the VIEs and its wholly-owned subsidiaries. Except for Beijing Conew, the registered capital of the VIEs was funded by Beijing Security and Conew Network (each or collectively referred to as the “Primary Beneficiaries”) through loans extended to the VIEs’ shareholders, Sheng Fu, Ming Xu, Wei Liu, who are executives and/or directors of the Group, as well as Ms.Weiqin Qiu, an affiliate of the Group. The effective control of the VIEs is held by the Primary Beneficiaries, through a series of contractual agreements (the “Contractual Agreements”). As a result of the Contractual Agreements, the Primary Beneficiaries have the power to direct the activity that most significantly impacts the economic performance of the VIEs and receive the economic benefits of the VIEs.

The following is a summary of the Contractual Agreements amongst the Primary Beneficiaries, Beijing Mobile, Beijing Network and their respective shareholders (“Nominee Shareholders”):

Exclusive technology development, support and consulting agreements

Pursuant to the exclusive technology development, support and consulting agreements entered into between the Primary Beneficiaries and the VIEs, the VIEs engaged the Primary Beneficiaries as their exclusive provider of management consulting services, technical development and support services in return for service fees of not less than 30% of the VIE’s pre-tax revenue. The Primary Beneficiaries have the sole right to adjust the services fees upon written request and shall exclusively own any intellectual property arising from the performance of this agreement. The agreements will remain effective unless terminated upon mutual agreement by both parties. During the term of the agreement, the VIEs may not enter into any agreement with third parties for the provision of any technical or management consulting services without the consent of the Primary Beneficiaries.

Loan agreements

Pursuant to the loan agreements between the Primary Beneficiaries and the Nominee Shareholders, the Primary Beneficiaries granted interest free loans in an aggregate amount of RMB16,800 (US$2,420) to the Nominee Shareholders’ for their sole purpose of contributing to the registered capital of the VIEs. The loans have no definite maturity date. At the option of the Primary Beneficiaries, repayment may be requested at any time, which may be in the form of transferring the VIE’s equity interest to the Primary Beneficiaries or its designees. The Nominee Shareholders may offer to repay part or the entire loans at any time, to the extent permitted by PRC laws, in the form of transferring the VIE’s equity interest to the Primary Beneficiaries or its designees.

Exclusive equity option agreements

Pursuant to the exclusive equity option agreements entered into between the Primary Beneficiaries, the VIEs and the Nominee Shareholders, the Primary Beneficiaries were granted an exclusive and irrevocable option to purchase, or designate a third party to purchase, all or part of the equity interest of the VIEs held by the Nominee Shareholders. Without the prior written consent of the Primary Beneficiaries, the Nominee Shareholders shall not assign or transfer to any third party, or create or cause any security interest in whatsoever form to be created on, all or any part of the equity interest held in the VIEs. In addition, dividends and any form of distributions are not permitted without the prior consent of the Primary Beneficiaries. The exercise consideration should be equal to the corresponding loan amount as described above or the minimum consideration permitted under the PRC laws, whichever is higher. The consideration in excess of the corresponding loan amount shall be waived by the Nominee Shareholders. While in the exclusive equity option agreement with respect to Beijing Mobile, the exercise consideration is equal to the minimum price permitted under the PRC laws and any amount in excess of the corresponding loan amount shall be refunded by the Nominee Shareholders to Beijing Security or Beijing Security may deduct the excess amount upon payment of consideration. The Primary Beneficiaries or their designee(s) may exercise such option at any time until it has acquired all the equity interest of the VIEs. The agreements will remain effective until all the equity interests held by the Nominee Shareholders have been lawfully transferred to the Primary Beneficiaries or its designee(s) pursuant to the terms of the agreements.

Equity pledge agreements

Pursuant to the equity pledge agreements entered into between the Nominee Shareholders, the VIEs and the Primary Beneficiaries, the Nominee Shareholders pledged all of their equity interest in the VIEs to the Primary Beneficiaries as collateral for all of their payments due to the Primary Beneficiaries and to secure their obligations under the above agreements. Without the prior written consent of the Primary Beneficiaries, the Nominee Shareholders may not assign or transfer to any third party, or create or cause any security interest in whatsoever form to be created on, all or any part of the equity interest it holds in the VIEs. The Primary Beneficiaries are entitled to transfer or assign in full, or in part, the shares pledged. In the event of default, the Primary Beneficiaries as the pledgee, have first priority to be compensated through the sale or auction of the pledged equity interest. The Nominee Shareholders agree to waive their dividend rights in relation to all of the pledged equity interest until such pledge has been lawfully discharged. The equity pledge agreements will remain effective until all the obligations under these agreements have been satisfied in full or all of the guaranteed liabilities have been repaid.

Shareholder voting proxy agreements

Pursuant to the shareholder voting proxy agreements signed between the Nominee Shareholders, the VIEs and the Primary Beneficiaries, the Nominee Shareholders irrevocably nominates, appoints and constitutes any person designated by the Primary Beneficiaries as its attorney-in-fact to exercise on such shareholder’s behalf any and all rights that such shareholder has in respect of its equity interest in the VIE (including but not limited to the voting rights and the right to nominate executive directors of the VIE). The shareholder voting proxy agreements are effective for an initial ten years and will be automatically renewed on an annual basis thereafter if the Primary Beneficiaries do not provide notice of termination to the Nominee Shareholders thirty days prior to expiration.

Business operation agreements

Pursuant to the business operations agreements entered into between the Nominee Shareholders, the VIEs and the Primary Beneficiaries, the Nominee Shareholders must appoint candidates designated by the Primary Beneficiaries as its board of directors and the Primary Beneficiaries have the right to appoint senior executives of the VIEs. In addition, the VIEs agree not to engage in any transaction that may materially affect their assets, obligations, rights or operation without the prior written consent of the Primary Beneficiaries. The Nominee Shareholders also agree to unconditionally pay or transfer to the Primary Beneficiaries any bonus, dividends or any other profits or interest (in whatever form) that they are entitled to as shareholders of the VIEs, and waives any consideration connected therewith. The agreement has a term of ten years, unless otherwise terminated by the Primary Beneficiaries. Neither the VIEs nor the Nominee Shareholders may terminate this agreement.

Spousal consent letters

The spouses of certain shareholders of the VIEs have executed spousal consent letters. Pursuant to these letters, the spouses of certain shareholders of the VIEs acknowledged that certain equity interest in the respective VIEs held by and registered in the name of his or her spouse will be disposed pursuant to relevant arrangements under the shareholder voting proxy agreement, the exclusive equity option agreement, the equity pledge agreement and the loan agreement. These spouses undertake not to take any action to interfere with the disposition of such equity interest, including, without limitation, claiming that such equity interest constitute communal marital property.

On January 17, 2014, the Contractual Agreements were supplemented with financial support undertaking letters executed by the Primary Beneficiaries to memorialize the Primary Beneficiaries’ commitment to the VIEs and the commitment shall be retrospectively effective from the date the other contractual agreements were fully executed. Pursuant to the financial support undertaking letters, the Primary Beneficiaries commit to provide unlimited financial support to the VIEs to support their operations whether or not the VIEs incur any losses, and not request for repayment if the VIEs are unable to do so.

Despite the lack of technical majority ownership, there exists a parent-subsidiary relationship between the Primary Beneficiaries and the VIEs through the irrevocable shareholder voting proxy agreements, whereby the Nominee Shareholders effectively assigned all of the voting rights underlying their equity interest in the VIEs to the Primary Beneficiaries. Furthermore, pursuant to the exclusive equity option agreements, which include a substantive kick-out right, the Primary Beneficiaries have the power to control the Nominee Shareholders, and therefore the power to govern the activities that most significantly impact the economic performance of the VIEs. In addition, through the Contractual Agreements, the Primary Beneficiaries demonstrate its ability and intention to continue to exercise the ability to absorb substantially all of the expected losses and the majority of the profits of the VIEs, and therefore have the rights to the economic benefits of the VIEs.

The shareholders of the VIEs elect and terminate the executive directors of the VIEs, approve the annual budget, financial statements and significant investing and financing activities of the VIEs. Pursuant to the shareholder voting proxy agreements, the shareholders of the VIEs have assigned all of their voting rights underlying the equity interest in the VIEs to any person nominated, appointed or designated by the Primary Beneficiaries. Senior management of the Company, all employees of the Primary Beneficiaries, are generally responsible for the review and approval of sales contracts, credit approval policies, pricing policies, significant marketing promotions, product development, research and development, bandwidth and traffic expenditures, as well as the appointments and terminations of personnel. Therefore, the Primary Beneficiaries have the power to direct the activities of the VIEs that most significantly impact their economic performance.

Thus, Beijing Security and Conew Network are considered the primary beneficiaries of the VIEs. As a result of the above, the Company, through the Primary Beneficiaries, consolidate the VIEs in accordance with SEC Regulation SX-3A-02 and Accounting Standards Codification (“ASC”) topic 810-10 (“ASC 810-10”), Consolidation: Overall.

The Company, in consultation with its PRC legal counsel, believes that (i) the ownership structure of the Group, including its subsidiaries in the PRC and VIEs is in compliance with all existing PRC laws and regulations; (ii) each of the Contractual Agreements amongst the Primary Beneficiaries, the VIEs and the Nominee Shareholders of the VIEs governed by PRC laws, are legal, valid and binding, enforceable against such parties, and will not result in any violation of PRC laws or regulations currently in effect; and (iii) each of the Company’s PRC subsidiaries and VIEs have the necessary corporate power and authority to conduct its business as described in its business scope under its business license, which is in full force and effect, and the Group’s business operations in the PRC are in compliance with existing PRC laws and regulations.

However, uncertainties in the PRC legal system could cause the relevant regulatory authorities to find the current Contractual Agreements and businesses to be in violation of any existing or future PRC laws or regulations. If the Company, the Primary Beneficiaries or any of its current or future VIEs are found in violation of any existing or future laws or regulations, or fail to obtain or maintain any of the required permits or approvals, the relevant PRC regulatory authorities would have broad discretion in dealing with such violations, including levying fines, confiscating the income of the Primary Beneficiaries, and the VIEs, revoking the business licenses or operating licenses of the Primary Beneficiaries, and VIEs, shutting down the Group’s servers or blocking the Group’s websites, discontinuing or placing restrictions or onerous conditions on the Group’s operations, requiring the Group to undergo a costly and disruptive restructuring, restricting the Group’s rights to use the proceeds from this offering to finance the Group’s business and operations in PRC, or enforcement actions that could be harmful to the Group’s business. Any of these actions could cause significant disruption to the Group’s business operations and severely damage the Group’s reputation, which would in turn materially and adversely affect the Group’s business and results of operations. In addition, if the imposition of any of these penalties causes the Primary Beneficiaries to lose the rights to direct the activities of VIEs or the right to receive their economic benefits, the Company, through the Primary Beneficiaries, would no longer be able to consolidate the VIEs.

In addition, if the VIEs or the Nominee Shareholders fail to perform their obligations under the Contractual Agreements, the Group may have to incur substantial costs and expend resources to enforce the Primary Beneficiaries’ rights under the contracts. The Group may have to rely on legal remedies under PRC laws, including seeking specific performance or injunctive relief and claiming damages, which may not be effective. All of these Contractual Agreements are governed by PRC laws and provide for the resolution of disputes through arbitration in the PRC. Accordingly, these contracts would be interpreted in accordance with PRC laws and any disputes would be resolved in accordance with PRC legal procedures. The legal system in PRC is not as developed as in other jurisdictions, such as the United States. As a result, uncertainties in the PRC legal system could limit the Group’s ability to enforce these contractual arrangements. Under PRC laws, rulings by arbitrators are final, parties cannot appeal the arbitration results in courts, and prevailing parties may only enforce the arbitration awards in PRC courts through arbitration award recognition proceedings, which would incur additional expenses and delay. In the event the Group is unable to enforce these Contractual Agreements, the Primary Beneficiaries may not be able to exert effective control over its VIEs, and the Group’s ability to conduct its business may be negatively affected.

The carrying amounts and classifications of the assets and liabilities of the VIEs are as follows:

	As of December 31,
	2015	2016
	RMB	RMB	US$

Cash and cash equivalents	148,161	40,485	5,831
Restricted cash	—	3,480	501
Short-term investments	—	26,250	3,781
Accounts receivable	204,798	18,027	2,596
Prepayments and other current assets	148,896	147,670	21,269
Due from related parities	134,349	272,740	39,283
Deferred tax assets	—	7,324	1,055
Total current assets	636,204	515,976	74,316

Property and equipment , net	52,114	45,544	6,560
Intangible assets, net	5,864	7,085	1,020
Goodwill	962	962	139
Investment in equity investees	49,442	34,740	5,004
Other long term investments	125,265	62,565	9,011
Other non-current assets	4,396	2,833	408
Deferred tax assets	—	11,002	1,585

Total non-current assets	238,043	164,731	23,727

Total assets	874,247	680,707	98,043

Accounts payable	62,745	27,111	3,905
Accrued expenses and other current liabilities	139,927	84,190	12,126
Due to related parties (i)	523,781	420,219	60,524
Deferred revenue	29,296	21,255	3,061
Income tax payable	—	779	112

Total current liabilities	755,749	553,554	79,728

Other non-current liabilities	2,160	478	69
Deferred revenue	—	826	119

Total non-current liabilities	2,160	1,304	188

Total liabilities	757,909	554,858	79,916

(i)

As of December 31, 2015 and 2016, the balances due to related parties of the VIEs mainly represented amounts due to subsidiaries of the Group of RMB478,385 and RMB413,067 (US$59,494), respectively, which were eliminated upon consolidation by the Company.

The financial performance and cash flows of the VIEs as follows:

	Year ended December 31,
	2014	2015	2016
	RMB	RMB	RMB	US$
Revenues	1,536,443	1,817,642	517,926	74,597
Cost of revenues	596,371	1,338,932	342,979	49,399
Net income (loss)	13,847	(43,325)	(7,680)	(1,106)
Net cash provided by (used in) operating activities	188,513	110,090	(65,187)	(9,389)
Net cash used in investing activities	(267,346)	(31,043)	(42,489)	(6,120)
Net cash provided by (used in) financing activities	6,750	(588)	—	—

The revenue producing assets that are held by the VIEs comprise of leasehold improvements, servers, licensed software, network equipment, acquired trade name and acquired domain name. Substantially all of such assets are recognized in the Group’s consolidated financial statements, except for certain Internet Content Provider Licenses, internally developed software, trademarks and patent applications which were not recorded on the Company’s consolidated balance sheets as they do not meet all the capitalization criteria. The VIEs also hire assembled work force on sales, research and development and operations whose costs are expensed as incurred.

There was no pledge or collateralization of the VIEs’ assets. Creditors of the VIEs have no recourse to the general credit of the Primary Beneficiaries.